Schedule III -- Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Schedule III -- Real Estate and Accumulated Depreciation
Schedule III -- Real Estate and Accumulated Depreciation

SCHEDULE III

Simon Property Group, Inc. and Subsidiaries
Real Estate and Accumulated Depreciation
December 31, 2011
(Dollars in thousands)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Regional Malls
Anderson Mall	Anderson, SC	$26,203	$1,712	$15,227	$851	$20,602	$2,563	$35,829	$38,392	$15,506	1972
Arsenal Mall	Watertown (Boston), MA	709	14,714	47,680	—	8,702	14,714	56,382	71,096	19,469	1999 (4)
Bangor Mall	Bangor, ME	80,000	5,478	59,740	—	9,810	5,478	69,550	75,028	24,488	2004 (5)
Barton Creek Square	Austin, TX	—	2,903	20,929	7,983	63,147	10,886	84,076	94,962	47,203	1981
Battlefield Mall	Springfield, MO	88,930	3,919	27,231	3,000	62,067	6,919	89,298	96,217	54,855	1970
Bay Park Square	Green Bay, WI	—	6,358	25,623	4,133	24,641	10,491	50,264	60,755	23,146	1980
Bowie Town Center	Bowie (Washington, D.C.), MD	—	2,710	65,044	235	6,089	2,945	71,133	74,078	27,731	2001
Boynton Beach Mall	Boynton Beach (Miami), FL	—	22,240	78,804	4,666	25,150	26,906	103,954	130,860	44,006	1985
Brea Mall	Brea (Los Angeles), CA	—	39,500	209,202	—	25,731	39,500	234,933	274,433	89,797	1998 (4)
Broadway Square	Tyler, TX	—	11,306	32,431	—	22,674	11,306	55,105	66,411	25,541	1994 (4)
Brunswick Square	East Brunswick (New York), NJ	79,611	8,436	55,838	—	29,374	8,436	85,212	93,648	40,645	1973
Burlington Mall	Burlington (Boston), MA	—	46,600	303,618	19,600	93,602	66,200	397,220	463,420	135,790	1998 (4)
Castleton Square	Indianapolis, IN	—	26,250	98,287	7,434	72,100	33,684	170,387	204,071	69,658	1972
Charlottesville Fashion Square	Charlottesville, VA	—	—	54,738	—	14,483	—	69,221	69,221	29,049	1997 (4)
Chautauqua Mall	Lakewood, NY	—	3,257	9,641	—	16,453	3,257	26,094	29,351	13,591	1971
Chesapeake Square	Chesapeake (Virginia Beach), VA	67,767	11,534	70,461	—	20,070	11,534	90,531	102,065	46,098	1989
Cielo Vista Mall	El Paso, TX	—	1,005	15,262	608	47,278	1,613	62,540	64,153	35,825	1974
College Mall	Bloomington, IN	—	1,003	16,245	720	43,566	1,723	59,811	61,534	29,860	1965
Columbia Center	Kennewick, WA	—	17,441	66,580	—	24,549	17,441	91,129	108,570	37,199	1987
Copley Place	Boston, MA	—	—	378,045	—	95,740	—	473,785	473,785	133,769	2002 (4)
Coral Square	Coral Springs (Miami), FL	—	13,556	93,630	—	16,539	13,556	110,169	123,725	59,346	1984
Cordova Mall	Pensacola, FL	—	18,626	73,091	7,321	53,881	25,947	126,972	152,919	41,085	1998 (4)
Cottonwood Mall	Albuquerque, NM	—	10,122	69,958	—	5,464	10,122	75,422	85,544	37,564	1996
DeSoto Square	Bradenton, FL	62,409	9,011	52,675	—	7,156	9,011	59,831	68,842	26,694	1973
Domain, The	Austin, TX	207,113	45,152	197,010	—	137,126	45,152	334,136	379,288	51,764	2005
Edison Mall	Fort Myers, FL	—	11,529	107,350	—	30,027	11,529	137,377	148,906	52,348	1997 (4)
Empire Mall	Sioux Falls, SD	176,300	32,921	213,865	—	—	32,921	213,865	246,786	—	1998 (5) (6)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Fashion Mall at Keystone, The	Indianapolis, IN	—	—	120,579	—	50,980	—	171,559	171,559	67,300	1997 (4)
Firewheel Town Center	Garland (Dallas), TX	—	8,636	82,716	—	26,546	8,636	109,262	117,898	29,504	2004
Forest Mall	Fond Du Lac, WI	15,557	721	4,491	—	8,844	721	13,335	14,056	8,444	1973
Forum Shops at Caesars, The	Las Vegas, NV	—	—	276,567	—	210,525	—	487,092	487,092	156,930	1992
Great Lakes Mall	Mentor (Cleveland), OH	—	12,302	100,362	—	18,651	12,302	119,013	131,315	50,595	1961
Greenwood Park Mall	Greenwood (Indianapolis), IN	78,354	2,423	23,445	5,253	116,036	7,676	139,481	147,157	58,401	1979
Gulf View Square	Port Richey (Tampa), FL	—	13,690	39,991	1,688	18,046	15,378	58,037	73,415	26,088	1980
Haywood Mall	Greenville, SC	—	11,585	133,893	6	20,472	11,591	154,365	165,956	72,559	1998 (4)
Independence Center	Independence (Kansas City), MO	200,000	5,042	45,798	—	33,884	5,042	79,682	84,724	36,323	1994 (4)
Ingram Park Mall	San Antonio, TX	143,935	733	17,163	73	22,327	806	39,490	40,296	23,746	1979
Irving Mall	Irving (Dallas), TX	—	6,737	17,479	2,533	38,488	9,270	55,967	65,237	34,513	1971
Jefferson Valley Mall	Yorktown Heights (New York), NY	—	4,868	30,304	—	27,025	4,868	57,329	62,197	32,682	1983
King of Prussia—The Court & The Plaza	King of Prussia (Philadelphia), PA	154,583	169,828	1,172,806	—	9,557	169,828	1,182,363	1,352,191	15,016	2003(5) (6)
Knoxville Center	Knoxville, TN	—	5,006	21,617	3,712	34,253	8,718	55,870	64,588	32,405	1984
La Plaza Mall	McAllen, TX	—	1,375	9,828	6,569	41,296	7,944	51,124	59,068	25,709	1976
Laguna Hills Mall	Laguna Hills (Los Angeles), CA	—	27,928	55,446	—	13,581	27,928	69,027	96,955	28,019	1997 (4)
Lakeline Mall	Cedar Park (Austin), TX	—	10,088	81,568	14	16,256	10,102	97,824	107,926	43,262	1995
Lenox Square	Atlanta, GA	—	38,058	492,411	—	67,439	38,058	559,850	597,908	206,544	1998 (4)
Lima Mall	Lima, OH	—	7,659	35,338	—	12,099	7,659	47,437	55,096	22,969	1965
Lincolnwood Town Center	Lincolnwood (Chicago), IL	—	7,834	63,480	—	7,875	7,834	71,355	79,189	41,266	1990
Lindale Mall	Cedar Rapids, IA	—	13,763	69,175	—	—	13,763	69,175	82,938	—	1998 (5) (6)
Livingston Mall	Livingston (New York), NJ	—	22,214	105,250	—	40,288	22,214	145,538	167,752	50,412	1998 (4)
Longview Mall	Longview, TX	—	259	3,567	124	8,485	383	12,052	12,435	6,717	1978
Mall at Chestnut Hill, The	Chestnut Hill (Boston), MA	—	449	24,615	—	2,320	449	26,935	27,384	2,437	2002 (5)
Mall of Georgia	Buford (Atlanta), GA	—	47,492	326,633	—	4,732	47,492	331,365	378,857	102,120	1999 (5)
Maplewood Mall	St. Paul (Minneapolis), MN	—	17,119	80,758	—	23,538	17,119	104,296	121,415	30,853	2002 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Markland Mall	Kokomo, IN	20,598	—	7,568	—	15,835	—	23,403	23,403	11,080	1968
McCain Mall	N. Little Rock, AR	—	—	9,515	10,530	12,417	10,530	21,932	32,462	7,008	1973
Melbourne Square	Melbourne, FL	—	15,762	55,891	4,160	28,058	19,922	83,949	103,871	33,683	1982
Menlo Park Mall	Edison (New York), NJ	—	65,684	223,252	—	40,685	65,684	263,937	329,621	109,811	1997 (4)
Mesa Mall	Grand Junction, CO	87,250	12,965	89,235	—	—	12,965	89,235	102,200	—	1998 (5) (6)
Midland Park Mall	Midland, TX	30,071	687	9,213	—	20,626	687	29,839	30,526	15,990	1980
Miller Hill Mall	Duluth, MN	—	2,965	18,092	—	30,347	2,965	48,439	51,404	33,798	1973
Montgomery Mall	North Wales (Philadelphia), PA	84,226	27,105	86,915	2,279	27,580	29,384	114,495	143,879	34,557	2004 (5)
Muncie Mall	Muncie, IN	—	172	5,776	52	27,145	224	32,921	33,145	18,379	1970
North East Mall	Hurst (Dallas), TX	—	128	12,966	19,010	151,863	19,138	164,829	183,967	77,985	1971
Northfield Square Mall	Bourbonnais, IL	26,758	362	53,396	—	3,014	362	56,410	56,772	35,934	2004 (5)
Northgate Mall	Seattle, WA	—	24,369	115,992	—	92,530	24,369	208,522	232,891	74,534	1987
Northlake Mall	Atlanta, GA	—	33,400	98,035	—	4,508	33,400	102,543	135,943	62,644	1998 (4)
Northwoods Mall	Peoria, IL	—	1,185	12,779	2,372	37,947	3,557	50,726	54,283	30,149	1983
Oak Court Mall	Memphis, TN	—	15,673	57,304	—	9,306	15,673	66,610	82,283	29,010	1997 (4)
Ocean County Mall	Toms River (New York), NJ	—	20,404	124,945	—	27,642	20,404	152,587	172,991	56,390	1998 (4)
Orange Park Mall	Orange Park (Jacksonville), FL	—	12,998	65,121	—	40,745	12,998	105,866	118,864	47,950	1994 (4)
Orland Square	Orland Park (Chicago), IL	—	35,514	129,906	—	25,993	35,514	155,899	191,413	65,865	1997 (4)
Oxford Valley Mall	Langhorne (Philadelphia), PA	69,956	24,544	100,287	2,279	9,208	26,823	109,495	136,318	57,913	2003 (4)
Paddock Mall	Ocala, FL	—	11,198	39,727	—	20,296	11,198	60,023	71,221	22,568	1980
Penn Square Mall	Oklahoma City, OK	97,500	2,043	155,958	—	34,895	2,043	190,853	192,896	76,751	2002 (4)
Pheasant Lane Mall	Nashua, NH	—	3,902	155,068	550	39,137	4,452	194,205	198,657	62,658	2004 (5)
Phipps Plaza	Atlanta, GA	—	16,725	210,610	2,225	31,392	18,950	242,002	260,952	91,246	1998 (4)
Plaza Carolina	Carolina (San Juan), PR	183,229	15,493	279,560	—	36,616	15,493	316,176	331,669	76,061	2004 (4)
Port Charlotte Town Center	Port Charlotte, FL	47,749	5,471	58,570	—	15,117	5,471	73,687	79,158	34,951	1989
Prien Lake Mall	Lake Charles, LA	—	1,842	2,813	3,091	39,145	4,933	41,958	46,891	21,663	1972

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Richmond Town Square	Richmond Heights (Cleveland), OH	42,238	2,600	12,112	—	57,013	2,600	69,125	71,725	46,563	1966
River Oaks Center	Calumet City (Chicago), IL	—	30,560	101,224	—	10,576	30,560	111,800	142,360	46,226	1997 (4)
Rockaway Townsquare	Rockaway (New York), NJ	—	41,918	212,257	—	36,773	41,918	249,030	290,948	89,794	1998 (4)
Rolling Oaks Mall	San Antonio, TX	—	1,929	38,609	—	13,129	1,929	51,738	53,667	28,721	1988
Roosevelt Field	Garden City (New York), NY	—	163,160	702,008	48	42,377	163,208	744,385	907,593	278,858	1998 (4)
Ross Park Mall	Pittsburgh, PA	—	23,541	90,203	—	83,671	23,541	173,874	197,415	73,342	1986
Rushmore Mall	Rapid City, SD	94,000	18,325	77,805	—	—	18,325	77,805	96,130	—	1998 (5) (6)
Santa Rosa Plaza	Santa Rosa, CA	—	10,400	87,864	—	12,845	10,400	100,709	111,109	39,074	1998 (4)
Shops at Mission Viejo, The	Mission Viejo (Los Angeles), CA	—	9,139	54,445	7,491	148,510	16,630	202,955	219,585	90,915	1979
South Hills Village	Pittsburgh, PA	—	23,445	125,840	2,945	27,124	26,390	152,964	179,354	59,428	1997 (4)
South Shore Plaza	Braintree (Boston), MA	—	101,200	301,495	—	152,415	101,200	453,910	555,110	133,117	1998 (4)
Southern Hills Mall	Sioux City, IA	101,500	18,069	84,545	—	—	18,069	84,545	102,614	—	1998 (5) (6)
Southern Park Mall	Youngstown, OH	—	16,982	77,767	97	25,729	17,079	103,496	120,575	47,674	1970
SouthPark	Charlotte, NC	193,925	42,092	188,055	100	167,489	42,192	355,544	397,736	117,954	2002 (4)
St. Charles Towne Center	Waldorf (Washington, D.C.), MD	—	7,710	52,934	1,180	28,473	8,890	81,407	90,297	41,524	1990
Stanford Shopping Center	Palo Alto (San Francisco), CA	240,000	—	339,537	—	8,349	—	347,886	347,886	89,783	2003 (4)
Summit Mall	Akron, OH	65,000	15,374	51,137	—	42,520	15,374	93,657	109,031	37,076	1965
Sunland Park Mall	El Paso, TX	30,789	2,896	28,900	—	8,379	2,896	37,279	40,175	23,284	1988
Tacoma Mall	Tacoma (Seattle), WA	—	37,803	125,826	—	82,120	37,803	207,946	245,749	77,443	1987
Tippecanoe Mall	Lafayette, IN	—	2,897	8,439	5,517	44,933	8,414	53,372	61,786	35,941	1973
Town Center at Aurora	Aurora (Denver), CO	—	9,959	56,832	6	56,938	9,965	113,770	123,735	49,312	1998 (4)
Town Center at Boca Raton	Boca Raton (Miami), FL	—	64,200	307,317	—	161,094	64,200	468,411	532,611	167,933	1998 (4)
Town Center at Cobb	Kennesaw (Atlanta), GA	280,000	32,355	158,225	—	15,155	32,355	173,380	205,735	64,854	1998 (5)
Towne East Square	Wichita, KS	—	8,525	18,479	4,095	42,323	12,620	60,802	73,422	35,394	1975
Towne West Square	Wichita, KS	50,644	972	21,203	61	12,789	1,033	33,992	35,025	21,230	1980
Treasure Coast Square	Jensen Beach, FL	—	11,124	72,990	3,067	36,452	14,191	109,442	123,633	47,221	1987
Tyrone Square	St. Petersburg (Tampa), FL	—	15,638	120,962	—	30,431	15,638	151,393	167,031	65,514	1972
University Park Mall	Mishawaka (South Bend), IN	—	16,768	112,158	7,000	50,509	23,768	162,667	186,435	108,137	1996 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Upper Valley Mall	Springfield, OH	45,541	8,421	38,745	—	10,751	8,421	49,496	57,917	21,858	1979
Valle Vista Mall	Harlingen, TX	40,000	1,398	17,159	329	20,684	1,727	37,843	39,570	20,995	1983
Virginia Center Commons	Glen Allen, VA	—	9,764	50,547	4,149	11,923	13,913	62,470	76,383	24,287	1991
Walt Whitman Shops	Huntington Station (New York), NY	119,489	51,700	111,258	3,789	46,100	55,489	157,358	212,847	70,169	1998 (4)
Washington Square	Indianapolis, IN	26,932	6,319	36,495	—	11,345	6,319	47,840	54,159	43,584	1974
West Ridge Mall	Topeka, KS	66,695	5,453	34,132	1,168	23,221	6,621	57,353	63,974	29,142	1988
Westminster Mall	Westminster (Los Angeles), CA	—	43,464	84,709	—	31,961	43,464	116,670	160,134	43,589	1998 (4)
White Oaks Mall	Springfield, IL	50,000	3,024	35,692	2,102	41,889	5,126	77,581	82,707	34,331	1977
Wolfchase Galleria	Memphis, TN	225,000	15,881	128,276	—	10,708	15,881	138,984	154,865	59,675	2002 (4)
Woodland Hills Mall	Tulsa, OK	95,081	34,211	187,123	—	14,143	34,211	201,266	235,477	76,438	2004 (5)
Premium Outlets
Albertville Premium Outlets	Albertville (Minneapolis), MN	—	3,900	97,059	—	4,718	3,900	101,777	105,677	30,362	2004 (4)
Allen Premium Outlets	Allen (Dallas), TX	—	13,855	43,687	97	15,850	13,952	59,537	73,489	21,006	2004 (4)
Aurora Farms Premium Outlets	Aurora (Cleveland), OH	—	2,370	24,326	—	3,377	2,370	27,703	30,073	15,442	2004 (4)
Birch Run Premium Outlets	Birch Run, MI	107,578	11,560	77,856	—	1,250	11,560	79,106	90,666	6,039	2010 (4)
Calhoun Premium Outlets	Calhoun, GA	20,678	1,745	12,529	—	155	1,745	12,684	14,429	2,197	2010 (4)
Camarillo Premium Outlets	Camarillo (Los Angeles), CA	—	16,670	224,721	482	63,310	17,152	288,031	305,183	66,533	2004 (4)
Carlsbad Premium Outlets	Carlsbad (San Diego), CA	—	12,890	184,990	96	2,457	12,986	187,447	200,433	44,793	2004 (4)
Carolina Premium Outlets	Smithfield, NC	18,674	3,175	59,863	—	3,803	3,175	63,666	66,841	22,172	2004 (4)
Chicago Premium Outlets	Aurora (Chicago), IL	—	659	118,005	—	4,137	659	122,142	122,801	38,735	2004 (4)
Cincinnati Premium Outlets	Monroe (Cincinnati), OH	—	14,117	71,520	—	4,219	14,117	75,739	89,856	9,350	2008
Clinton Crossing Premium Outlets	Clinton, CT	—	2,060	107,556	1,532	1,980	3,592	109,536	113,128	31,210	2004 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Columbia Gorge Premium Outlets	Troutdale (Portland), OR	—	7,900	16,492	—	2,327	7,900	18,819	26,719	8,334	2004 (4)
Desert Hills Premium Outlets	Cabazon (Palm Springs), CA	—	3,440	338,679	—	5,574	3,440	344,253	347,693	78,344	2004 (4)
Edinburgh Premium Outlets	Edinburgh (Indianapolis), IN	—	2,857	47,309	—	13,020	2,857	60,329	63,186	20,254	2004 (4)
Ellenton Premium Outlets	Ellenton (Tampa), FL	106,062	15,807	182,412	—	2,082	15,807	184,494	200,301	15,217	2010 (4)
Folsom Premium Outlets	Folsom (Sacramento), CA	—	9,060	50,281	—	2,882	9,060	53,163	62,223	19,429	2004 (4)
Gaffney Premium Outlets	Gaffney, SC	37,527	4,056	32,371	—	—	4,056	32,371	36,427	2,932	2010 (4)
Gilroy Premium Outlets	Gilroy (San Jose), CA	—	9,630	194,122	—	8,479	9,630	202,601	212,231	55,457	2004 (4)
Grove City Premium Outlets	Grove City, PA	114,505	6,421	121,880	—	394	6,421	122,274	128,695	10,748	2010 (4)
Gulfport Premium Outlets	Gulfport, MS	25,546	—	27,949	—	399	—	28,348	28,348	2,767	2010 (4)
Hagerstown Premium Outlets	Hagerstown, MD	90,390	3,576	85,883	—	39	3,576	85,922	89,498	6,565	2010 (4)
Houston Premium Outlets	Cypress (Houston), TX	—	20,871	69,350	—	49,244	20,871	118,594	139,465	17,018	2007
Jackson Premium Outlets	Jackson (New York), NJ	—	6,413	104,013	3	4,285	6,416	108,298	114,714	26,123	2004 (4)
Jersey Shore Premium Outlets	Tinton Falls (New York), NJ	71,055	16,141	50,979	—	73,522	16,141	124,501	140,642	18,862	2007
Johnson Creek Premium Outlets	Johnson Creek, WI	—	2,800	39,546	—	5,660	2,800	45,206	48,006	12,393	2004 (4)
Kittery Premium Outlets	Kittery, ME	43,556	11,832	94,994	—	6,210	11,832	101,204	113,036	21,876	2004 (4)
Las Americas Premium Outlets	San Diego, CA	180,000	45,168	251,878	—	4,596	45,168	256,474	301,642	32,702	2007 (4)
Las Vegas Premium Outlets—South	Las Vegas, NV	—	13,085	160,777	—	19,838	13,085	180,615	193,700	35,960	2004 (4)
Las Vegas Premium Outlets—North	Las Vegas, NV	—	25,435	134,973	450	66,672	25,885	201,645	227,530	50,917	2004 (4)
Lebanon Premium Outlets	Lebanon (Nashville), TN	15,706	1,758	10,189	—	247	1,758	10,436	12,194	1,176	2010 (4)
Lee Premium Outlets	Lee, MA	51,619	9,167	52,212	—	553	9,167	52,765	61,932	4,872	2010 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Leesburg Corner Premium Outlets	Leesburg (Washington D.C.), VA	—	7,190	162,023	—	4,087	7,190	166,110	173,300	48,864	2004 (4)
Liberty Village Premium Outlets	Flemington (New York), NJ	—	5,670	28,904	—	2,104	5,670	31,008	36,678	13,529	2004 (4)
Lighthouse Place Premium Outlets	Michigan City, IN	88,623	6,630	94,138	—	6,923	6,630	101,061	107,691	33,939	2004 (4)
Napa Premium Outlets	Napa, CA	—	11,400	45,023	—	1,996	11,400	47,019	58,419	14,536	2004 (4)
North Bend Premium Outlets	North Bend (Seattle), WA	—	2,143	36,197	—	2,387	2,143	38,584	40,727	9,098	2004 (4)
North Georgia Premium Outlets	Dawsonville (Atlanta), GA	—	4,300	132,325	—	1,563	4,300	133,888	138,188	37,490	2004 (4)
Orlando Premium Outlets—International Dr	Orlando, FL	—	32,727	472,815	—	814	32,727	473,629	506,356	25,646	2010 (4)
Orlando Premium Outlets—Vineland Ave	Orlando, FL	—	14,040	304,410	15,855	46,615	29,895	351,025	380,920	74,954	2004 (4)
Osage Beach Premium Outlets	Osage Beach, MO	—	9,460	85,804	—	4,789	9,460	90,593	100,053	27,758	2004 (4)
Petaluma Village Premium Outlets	Petaluma, CA	—	13,322	13,710	—	—	13,322	13,710	27,032	7,791	2004 (4)
Philadelphia Premium Outlets	Limerick (Philadelphia), PA	190,000	16,676	105,249	—	15,518	16,676	120,767	137,443	25,853	2006
Pismo Beach Premium Outlets	Pismo Beach, CA	33,850	4,317	19,044	—	812	4,317	19,856	24,173	2,499	2010 (4)
Pleasant Prairie Premium Outlets	Pleasant Prairie, WI	97,893	16,823	126,686	—	1,896	16,823	128,582	145,405	8,663	2010 (4)
Puerto Rico Premium Outlets	Barceloneta, PR	73,364	20,586	114,021	—	1,288	20,586	115,309	135,895	8,382	2010 (4)
Queenstown Premium Outlets	Queenstown (Baltimore), MD	66,150	8,129	61,950	—	150	8,129	62,100	70,229	4,716	2010 (4)
Rio Grande Valley Premium Outlets	Mercedes (McAllen), TX	—	12,229	41,547	—	32,873	12,229	74,420	86,649	20,133	2005
Round Rock Premium Outlets	Round Rock (Austin), TX	—	21,977	82,252	—	1,316	21,977	83,568	105,545	24,683	2005
San Marcos Premium Outlets	San Marcos, TX	145,231	13,180	287,179	—	1,034	13,180	288,213	301,393	15,826	2010 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Seattle Premium Outlets	Tulalip (Seattle), WA	—	—	103,722	—	17,967	—	121,689	121,689	31,497	2004 (4)
St. Augustine Premium Outlets	St. Augustine (Jacksonville), FL	—	6,090	57,670	2	7,768	6,092	65,438	71,530	21,643	2004 (4)
The Crossings Premium Outlets	Tannersville, PA	49,253	7,720	172,931	—	10,228	7,720	183,159	190,879	44,730	2004 (4)
Vacaville Premium Outlets	Vacaville, CA	—	9,420	84,850	—	9,146	9,420	93,996	103,416	31,595	2004 (4)
Waikele Premium Outlets	Waipahu (Honolulu), HI	—	22,630	77,316	—	3,096	22,630	80,412	103,042	25,022	2004 (4)
Waterloo Premium Outlets	Waterloo, NY	72,822	3,230	75,277	—	6,735	3,230	82,012	85,242	27,125	2004 (4)
Williamsburg Premium Outlets	Williamsburg, VA	104,427	10,323	223,789	—	349	10,323	224,138	234,461	12,719	2010 (4)
Woodbury Common Premium Outlets	Central Valley (New York), NY	—	11,110	862,559	1,658	7,302	12,768	869,861	882,629	203,885	2004 (4)
Wrentham Village Premium Outlets	Wrentham (Boston), MA	—	4,900	282,031	—	7,729	4,900	289,760	294,660	74,409	2004 (4)
Community/Lifestyle Centers
ABQ Uptown	Albuquerque, NM	—	6,374	75,333	—	—	6,374	75,333	81,707	1,471	2011 (4)
Arboretum	Austin, TX	—	7,640	36,774	71	9,664	7,711	46,438	54,149	17,869	1998 (4)
Bloomingdale Court	Bloomingdale (Chicago), IL	25,923	8,748	26,184	—	12,067	8,748	38,251	46,999	19,220	1987
Charles Towne Square	Charleston, SC	—	—	1,768	370	10,636	370	12,404	12,774	8,311	1976
Chesapeake Center	Chesapeake (Virginia Beach), VA	—	5,352	12,279	—	871	5,352	13,150	18,502	7,937	1989
Countryside Plaza	Countryside (Chicago), IL	—	332	8,507	2,554	9,711	2,886	18,218	21,104	8,962	1977
Dare Centre	Kill Devil Hills, NC	1,555	—	5,702	—	189	—	5,891	5,891	1,714	2004 (4)
DeKalb Plaza	King of Prussia (Philadelphia), PA	2,676	1,955	3,405	—	1,135	1,955	4,540	6,495	2,093	2003 (4)
Empire East	Sioux Falls, SD	—	3,023	10,420	—	—	3,023	10,420	13,443	—	1998 (5) (6)
Forest Plaza	Rockford, IL	18,391	4,132	16,818	453	11,901	4,585	28,719	33,304	12,103	1985
Gateway Center	Austin, TX	—	24,549	81,437	—	10,231	24,549	91,668	116,217	27,700	2004 (4)
Great Lakes Plaza	Mentor (Cleveland), OH	—	1,028	2,025	—	3,793	1,028	5,818	6,846	1,952	1976

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Greenwood Plus	Greenwood (Indianapolis), IN	—	1,129	1,792	—	4,367	1,129	6,159	7,288	3,260	1979
Henderson Square	King of Prussia (Philadelphia), PA	13,948	4,223	15,124	—	756	4,223	15,880	20,103	3,875	2003 (4)
Highland Lakes Center	Orlando, FL	—	7,138	25,284	—	2,020	7,138	27,304	34,442	17,752	1991
Ingram Plaza	San Antonio, TX	—	421	1,802	4	57	425	1,859	2,284	1,305	1980
Keystone Shoppes	Indianapolis, IN	—	—	4,232	—	1,144	—	5,376	5,376	2,131	1997 (4)
Lake Plaza	Waukegan (Chicago), IL	—	2,487	6,420	—	1,005	2,487	7,425	9,912	4,015	1986
Lake View Plaza	Orland Park (Chicago), IL	15,751	4,702	17,543	—	12,545	4,702	30,088	34,790	15,218	1986
Lakeline Plaza	Cedar Park (Austin), TX	17,229	5,822	30,875	—	6,918	5,822	37,793	43,615	16,180	1998
Lima Center	Lima, OH	—	1,781	5,151	—	6,988	1,781	12,139	13,920	5,788	1978
Lincoln Crossing	O'Fallon (St. Louis), IL	—	674	2,192	—	807	674	2,999	3,673	1,455	1990
Lincoln Plaza	King of Prussia (Philadelphia), PA	—	—	21,299	—	3,411	—	24,710	24,710	11,045	2003 (4)
MacGregor Village	Cary, NC	6,254	502	8,897	—	297	502	9,194	9,696	1,971	2004 (4)
Mall of Georgia Crossing	Buford (Atlanta), GA	—	9,506	32,892	—	618	9,506	33,510	43,016	13,932	2004 (5)
Markland Plaza	Kokomo, IN	—	206	738	—	6,135	206	6,873	7,079	3,380	1974
Martinsville Plaza	Martinsville, VA	—	—	584	—	408	—	992	992	792	1967
Matteson Plaza	Matteson (Chicago), IL	—	1,771	9,737	—	3,770	1,771	13,507	15,278	7,219	1988
Muncie Towne Plaza	Muncie, IN	7,163	267	10,509	87	1,786	354	12,295	12,649	5,234	1998
New Castle Plaza	New Castle, IN	—	128	1,621	—	1,369	128	2,990	3,118	1,623	1966
North Ridge Plaza	Joliet (Chicago), IL	—	2,831	7,699	—	4,434	2,831	12,133	14,964	5,897	1985
North Ridge Shopping Center	Raleigh, NC	7,639	385	12,838	—	782	385	13,620	14,005	2,936	2004 (4)
Northwood Plaza	Fort Wayne, IN	—	148	1,414	—	1,865	148	3,279	3,427	2,084	1974
Palms Crossing	McAllen, TX	38,202	13,496	45,925	—	9,067	13,496	54,992	68,488	10,610	2006
Regency Plaza	St. Charles (St. Louis), MO	3,776	616	4,963	—	587	616	5,550	6,166	2,821	1988
Richardson Square	Richardson (Dallas), TX	—	6,285	—	990	15,229	7,275	15,229	22,504	2,034	1977
Rockaway Commons	Rockaway (New York), NJ	—	5,149	26,435	—	7,840	5,149	34,275	39,424	10,721	1998 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Rockaway Town Plaza	Rockaway (New York), NJ	—	—	18,698	2,225	2,961	2,225	21,659	23,884	4,607	2004
Shops at Arbor Walk, The	Austin, TX	43,176	930	42,546	—	4,403	930	46,949	47,879	9,412	2005
Shops at North East Mall, The	Hurst (Dallas), TX	—	12,541	28,177	402	4,657	12,943	32,834	45,777	16,238	1999
St. Charles Towne Plaza	Waldorf (Washington, D.C.), MD	24,542	8,377	18,993	—	3,940	8,377	22,933	31,310	11,797	1987
Teal Plaza	Lafayette, IN	—	99	878	—	1,557	99	2,435	2,534	1,465	1962
Terrace at the Florida Mall	Orlando, FL	—	2,150	7,623	—	5,251	2,150	12,874	15,024	5,903	1989
Tippecanoe Plaza	Lafayette, IN	—	—	745	234	5,196	234	5,941	6,175	3,486	1974
University Center	Mishawaka (South Bend), IN	—	3,071	7,413	—	1,828	3,071	9,241	12,312	7,738	1980
Washington Plaza	Indianapolis, IN	—	941	1,697	—	1,159	941	2,856	3,797	2,523	1976
Waterford Lakes Town Center	Orlando, FL	—	8,679	72,836	—	14,104	8,679	86,940	95,619	40,419	1999
West Ridge Plaza	Topeka, KS	4,720	1,376	4,560	—	2,085	1,376	6,645	8,021	3,368	1988
White Oaks Plaza	Springfield, IL	14,325	3,169	14,267	—	3,494	3,169	17,761	20,930	8,255	1986
Wolf Ranch Town Center	Georgetown (Austin), TX	—	21,403	51,547	—	9,413	21,403	60,960	82,363	14,729	2004
Other Properties
Factory Stores of America — Boaz	Boaz, AL	2,540	—	924	—	87	—	1,011	1,011	190	2004 (4)
Factory Stores of America — Georgetown	Georgetown, KY	6,019	148	3,610	—	39	148	3,649	3,797	733	2004 (4)
Factory Stores of America — Graceville	Graceville, FL	1,789	12	408	—	150	12	558	570	70	2004 (4)
Factory Stores of America — Lebanon	Lebanon, MO	1,503	24	214	—	6	24	220	244	11	2004 (4)

					Cost Capitalized Subsequent to Acquisition (3)		Gross Amounts At Which Carried At Close of Period
			Initial Cost (3)
											Date of Construction or Acquisition
Name	Location	Encumbrances	Land	Buildings and Improvements	Land	Buildings and Improvements	Land	Buildings and Improvements	Total (1)	Accumulated Depreciation (2)
Factory Stores of America — Nebraska City	Nebraska City, NE	1,411	26	566	—	47	26	613	639	215	2004 (4)
Factory Stores of America — Story City	Story City, IA	1,743	7	526	—	34	7	560	567	156	2004 (4)
Florida Keys Outlet Center	Florida City, FL	10,824	1,560	1,748	—	822	1,560	2,570	4,130	429	2010 (4)
Gwinnett Place	Duluth (Atlanta), GA	115,000	6,361	108,637	—	—	6,361	108,637	114,998	—	1998 (5) (7)
Huntley Outlet Center	Huntley, IL	30,276	3,495	2,027	—	127	3,495	2,154	5,649	289	2010 (4)
Shops at Nanuet, The	Nanuet (New York), NY	—	27,310	162,993	—	5,614	27,310	168,607	195,917	165,289	1998 (4)
Naples Outlet Center	Naples, FL	16,274	1,514	519	—	—	1,514	519	2,033	184	2010 (4)
Outlet Marketplace	Orlando, FL	—	3,367	1,557	—	48	3,367	1,605	4,972	347	2010 (4)
The Shoppes at Branson Meadows	Branson, MO	8,685	—	5,205	—	487	—	5,692	5,692	654	2004 (4)
University Town Plaza	Pensacola, FL	—	4,256	26,657	1,753	4,769	6,009	31,426	37,435	28,830	1994
Development Projects
Merrimack Premium Outlets		—	17,306	83,404	—	—	17,306	83,404	100,710	—
Other pre- development costs		—	20,373	174,800	—	—	20,373	174,800	195,173	780
Other		—	2,614	10,133	—	1,820	2,614	11,953	14,567	4,874

		$6,041,485	$2,941,448	$21,097,632	$195,533	$5,098,717	$3,136,981	$26,196,349	$29,333,330	$8,148,170

(1)    Reconciliation of Real Estate Properties:

            The changes in real estate assets for the years ended December 31, 2011, 2010, and 2009 are as follows:

	2011	2010	2009
Balance, beginning of year	$27,192,223	$25,023,715	$24,907,970
Acquisitions and consolidations (5)	2,068,452	2,200,102	—
Improvements	552,455	273,255	315,928
Disposals	(479,800)	(304,849)	(200,183)

Balance, close of year	$29,333,330	$27,192,223	$25,023,715

            The unaudited aggregate cost of real estate assets for federal income tax purposes as of December 31, 2011 was $23,502,281.

(2)       Reconciliation of Accumulated Depreciation:

            The changes in accumulated depreciation and amortization for the years ended December 31, 2011, 2010, and 2009 are as follows:

	2011	2010	2009
Balance, beginning of year	$7,485,821	$6,806,670	$6,015,677
Depreciation expense	906,554	874,450	893,139
Disposals	(244,205)	(195,299)	(102,146)

Balance, close of year	$8,148,170	$7,485,821	$6,806,670

            Depreciation of our investment in buildings and improvements reflected in the consolidated statements of operations and comprehensive income is calculated over the estimated original lives of the assets as follows:

  •
  Buildings and Improvements — typically 10-40 years for the structure, 15 years for landscaping and parking lot, and 10 years for HVAC equipment.

  •
  Tenant Allowances and Improvements — shorter of lease term or useful life.

(3)
Initial cost generally represents net book value at December 20, 1993, except for acquired properties and new developments after December 20, 1993. Initial cost also includes any new developments that are opened during the current year. Costs of disposals and impairments of property are first reflected as a reduction to cost capitalized subsequent to acquisition.

(4)
Not developed/constructed by us or our predecessors. The date of construction represents the acquisition date.

(5)
Initial cost for these properties is the cost at the date of consolidation for properties previously accounted for under the equity method of accounting.

(6)
Amounts represent preliminary purchase price allocation and are subject to change upon finalization.

(7)
Our interests in the property were sold effective January 1, 2012.